Note 17 - Tax Expense - Tax Paid (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2019
Statement Line Items [Line Items]
Net income tax payable at January 1	$ (1,538)	$ (1,145)		$ (345)
Current tax expense	(7,311)	(3,783)		(4,995)
Foreign currency movement	3,168	46		(17)
Tax paid	5,517	3,344	[1]	4,212	[1]
Net income tax payable at December 31	$ (1,538)	$ (1,145)		$ (345)		$ (163)

[1]	The Group initially applied IFRS 16 on January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated. There was no cumulative effect of initially applying IFRS 16 to recognise in retained earnings at the date of initial application.